SUBSEQUENT EVENTS (Details) (Subsequent events, USD $)		0 Months Ended
	Apr. 30, 2014 sqft	Apr. 28, 2014 PMC Commercial
Subsequent events
Fee-simple interest acquired (as a percent)	100.00%
Rentable space (in square feet )	143,000
Common shares authorized before amendment (in shares)		100,000,000
Common shares authorized (in shares)		1,000,000,000
Number of shares to be issued on conversion of each preferred share		7
Number of shares to be issued on conversion of preferred shares		455,199,997
Dividend amount		$ 1,964,000
Reverse stock split ratio		0.2